Document and Entity Information	Jun. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 18, 2020
Document Effective Date	Jun. 18, 2020
Prospectus Date	May 01, 2020
HARTFORD GLOBAL GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HBGLX
HARTFORD GLOBAL GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HIALX
HARTFORD HIGH YIELD HLS FUND | IB
Prospectus:
Trading Symbol	HBHYX
HARTFORD HIGH YIELD HLS FUND | IA
Prospectus:
Trading Symbol	HIAYX
HARTFORD MIDCAP VALUE HLS FUND | IB
Prospectus:
Trading Symbol	HBMVX
HARTFORD MIDCAP VALUE HLS FUND | IA
Prospectus:
Trading Symbol	HMVIX
HARTFORD VALUE HLS FUND | IB
Prospectus:
Trading Symbol	HBVLX
HARTFORD VALUE HLS FUND | IA
Prospectus:
Trading Symbol	HIAVX